Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Transaction costs			$ 70.4
Majority Sponsor Affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Due to related parties	$ 78.0	$ 80.5
Transaction costs			7.3
SNBL | Affiliated Entity
Related Party Transaction [Line Items]
Expenses with related parties	1.5	1.3	2.5
Due to related parties	0.3	0.3
Repayments of related party debt	$ 3.4
Collaboration agreement minimum requirement for ownership percentage	20.00%
SNBL | Affiliated Entity | PPD-SNBL
Related Party Transaction [Line Items]
Notes payable, related parties	$ 5.7	9.0
Consulting and Out-of-Pocket Expenses | Majority Sponsor Affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Expenses with related parties	3.8	3.6	$ 3.3
Interest Payments | Majority Sponsor Affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Repayments of related party debt	3.9	3.7
Principal Repayment | Majority Sponsor Affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Repayments of related party debt	$ 0.8	$ 0.8